PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited)

Voya VACS Series SC Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 32.0%
422,109
(1)(2)
Agate Bay Mortgage
Trust 2015-1 B4,
3.607%,
01/25/2045 $ 343,649
0.2
227,873
(1)(2)
Agate Bay Mortgage
Trust 2016-2 B3,
3.752%,
03/25/2046 215,464
0.1
903,444
(1)(2)
Ajax Mortgage Loan
Trust 2019-D A2,
3.500%,
09/25/2065 853,477
0.5
451,722
(1)(2)
Ajax Mortgage Loan
Trust 2019-F A2,
3.500%,
07/25/2059 435,135
0.3
537,055
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2021-
5 B3A, 3.480%,
11/25/2051 463,800
0.3
565,331
(1)(2)
Bayview MSR
Opportunity Master
Fund Trust 2022-
2 B3A, 3.394%,
12/25/2051 477,717
0.3
690,063
(1)(2)
Bayview Opportunity
Master Fund VI Trust
2021-6 B3A, 3.382%,
10/25/2051 588,842
0.4
297,770
(2)
Bear Stearns ALT-A
Trust 2005-9 26A1,
3.861%,
11/25/2035 151,560
0.1
611,047
(1)(2)
Chase Home Lending
Mortgage Trust 2024-
8 A9A, 5.500%,
08/25/2055 607,279
0.4
320,920
(1)(2)
CIM Trust 2021-
J1 A19, 2.500%,
03/25/2051 262,484
0.2
401,805
(1)(2)
Citigroup Mortgage
Loan Trust 2021-
J3 B3W, 2.860%,
09/25/2051 335,228
0.2
973,690
(1)
Citigroup Mortgage
Loan Trust 2024-CMI1
B2, 6.346%,
06/25/2054 991,981
0.6
873,330
(1)(2)
Connecticut Avenue
Securities Trust 2020-
SBT1 1M2, 7.392%,
(SOFR30A + 3.764%),
02/25/2040 886,699
0.6
602,296
(1)(2)
Deephaven Residential
Mortgage Trust 2021-4
M1, 3.257%,
11/25/2066 483,734
0.3
850,866
(1)
EFMT 2024-RM3 A1A,
5.000%,
12/25/2054 829,542
0.5
602,296
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2020-R02 2B1,
6.742%, (SOFR30A +
3.114%),
01/25/2040 608,213
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
301,148
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2021-R02 2B1,
6.928%, (SOFR30A +
3.300%),
11/25/2041 $ 303,565
0.2
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2023-R05 1B1,
8.378%, (SOFR30A +
4.750%),
06/25/2043 529,764
0.3
964,210
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2024-R04 1M2,
5.278%, (SOFR30A +
1.650%),
05/25/2044 967,985
0.6
500,000
(1)(2)
Fannie Mae Connecticut
Avenue Securities
2025-R02 1B1,
5.578%, (SOFR30A +
1.950%),
02/25/2045 501,653
0.3
355,948
(1)(2)
Flagstar Mortgage Trust
2018-4 B3, 4.121%,
07/25/2048 327,749
0.2
637,571
(1)(2)
Flagstar Mortgage Trust
2020-1INV B3, 4.167%,
03/25/2050 584,742
0.4
469,181
(1)(2)
GCAT Trust 2022-INV3
B1, 4.592%,
08/25/2052 441,587
0.3
889,251
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B2, 3.964%,
03/25/2050 826,500
0.5
761,889
(1)(2)
GS Mortgage-Backed
Securities Corp. Trust
2019-PJ3 B3, 3.964%,
03/25/2050 704,711
0.4
569,263
(1)(2)
GS Mortgage-Backed
Securities Trust 2020-
PJ1 B3, 3.601%,
05/25/2050 504,057
0.3
581,283
(1)(2)
GS Mortgage-Backed
Securities Trust 2023-
PJ4 A3, 6.000%,
01/25/2054 588,788
0.4
1,381,563
(1)(2)
GS Mortgage-Backed
Securities Trust 2024-
INV1 B3, 6.464%,
02/25/2055 1,404,146
0.9
1,100,000
(1)(2)
GS Mortgage-Backed
Securities Trust 2025-
PJ6 A14, 5.500%,
11/25/2055 1,094,965
0.7
668,325
(1)(2)
Hundred Acre Wood
Trust 2021-INV3 B3,
3.322%,
12/25/2051 573,983
0.4
451,722
(1)(2)
Imperial Fund Mortgage
Trust 2021-NQM4 M1,
3.446%,
01/25/2057 360,547
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
580,051
(2)
IndyMac INDX
Mortgage Loan Trust
2006-AR2 2A1,
4.183%, (TSFR1M +
0.534%),
02/25/2046 $ 452,573
0.3
179,779
(1)(2)
J.P. Morgan Mortgage
Trust 2019-LTV1 B2,
4.582%,
06/25/2049 171,651
0.1
402,526
(1)(2)
J.P. Morgan Mortgage
Trust 2021-14 B4,
3.143%,
05/25/2052 334,001
0.2
461,382
(1)(2)
J.P. Morgan Mortgage
Trust 2022-1 B3,
3.083%,
07/25/2052 379,190
0.2
1,088,559
(1)(2)
J.P. Morgan Mortgage
Trust 2022-6 B3,
3.278%,
11/25/2052 915,078
0.6
745,941
(1)(2)
J.P. Morgan Mortgage
Trust 2023-2 B3,
5.520%,
07/25/2053 711,401
0.5
252,281
(1)(2)
JP Morgan Mortgage
Trust 2014-1 B5,
3.685%,
01/25/2044 215,010
0.1
776,257
(1)(2)
JP Morgan Mortgage
Trust 2017-1 B4,
3.445%,
01/25/2047 694,260
0.4
319,303
(1)(2)
JP Morgan Mortgage
Trust 2017-4 B2,
3.866%,
11/25/2048 294,952
0.2
493,464
(1)(2)
JP Morgan Mortgage
Trust 2018-3 B3,
3.696%,
09/25/2048 450,608
0.3
513,604
(1)(2)
JP Morgan Mortgage
Trust 2018-4 B2,
3.710%,
10/25/2048 471,466
0.3
729,175
(1)(2)
JP Morgan Mortgage
Trust 2019-7 B3A,
3.219%,
02/25/2050 648,431
0.4
723,123
(1)(2)
JP Morgan Mortgage
Trust 2019-8 B3A,
3.384%,
03/25/2050 642,418
0.4
775,736
(1)(2)
JP Morgan Mortgage
Trust 2019-HYB1 B1,
5.122%,
10/25/2049 780,622
0.5
874,150
(1)(2)
JP Morgan Mortgage
Trust 2019-INV3 B3,
4.331%,
05/25/2050 819,871
0.5
365,854
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B2,
4.637%,
12/25/2049 352,860
0.2
365,854
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV2 B3,
4.637%,
12/25/2049 352,003
0.2
612,418
(1)(2)
JP Morgan Mortgage
Trust 2019-LTV3 B3,
4.359%,
03/25/2050 572,541
0.4
638,168
(1)(2)
JP Morgan Mortgage
Trust 2020-5 B1,
3.570%,
12/25/2050 569,062
0.4
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
374,646
(1)(2)
JP Morgan Mortgage
Trust 2020-8 B3,
3.485%,
03/25/2051 $ 331,563
0.2
293,321
(1)(2)
JP Morgan Mortgage
Trust 2021-INV6 A5A,
2.500%,
04/25/2052 241,740
0.2
957,955
(1)(2)
JP Morgan Mortgage
Trust 2023-10 B3,
6.119%,
05/25/2054 948,528
0.6
303,725
(1)(2)
JP Morgan Mortgage
Trust 2024-9 A9A,
5.500%,
02/25/2055 301,585
0.2
1,000,000
(1)(2)
JP Morgan Mortgage
Trust 2024-CCM1
A5A, 5.500%,
04/25/2055 986,353
0.6
391,271
(1)(2)
JP Morgan Mortgage
Trust 2025-CCM1 A2,
5.500%,
06/25/2055 389,562
0.2
1,100,000
(1)(2)
JP Morgan Mortgage
Trust Series 2025-
3 M1, 6.783%,
09/25/2055 1,106,829
0.7
1,100,000
(1)(2)
JP Morgan Mortgage
Trust Series 2026-
5 A9B, 5.000%,
12/25/2056 1,074,047
0.7
507,730
(1)(2)
Mello Mortgage Capital
Acceptance 2018-
MTG2 B2, 4.310%,
10/25/2048 480,671
0.3
1,050,706
(1)(2)
MFA Trust 2021-INV2
M1, 3.199%,
11/25/2056 856,763
0.5
542,067
(1)(2)
Mill City Mortgage Trust
2015-2 B2, 3.679%,
09/25/2057 500,397
0.3
315,496
(1)(2)
New Residential
Mortgage Loan Trust
2017-6A B2, 4.000%,
08/27/2057 306,557
0.2
1,144,363
(1)(2)
Oaktown Re VII Ltd.
2021-2 M1C, 6.978%,
(SOFR30A + 3.350%),
04/25/2034 1,151,137
0.7
346,750
(1)(2)
OBX Trust 2022-
J1 A14, 2.500%,
02/25/2052 282,747
0.2
1,025,460
(1)(2)
Oceanview Mortgage
Trust 2021-5 B3,
2.964%,
10/25/2051 857,356
0.5
1,000,000
(1)(2)
PMT Loan Trust 2026-
INV6 A29, 5.500%,
06/25/2057 995,469
0.6
882,769
(1)(2)
PRET Trust 2025-RPL2
A1, 4.000%,
08/25/2064 854,863
0.5
700,000
(1)(2)
RATE Mortgage Trust
2026-J2 A27, 5.243%,
(SOFR30A + 1.650%),
07/25/2056 701,432
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
509,032
(1)(2)
RCKT Mortgage Trust
2020-1 B2A, 3.465%,
02/25/2050 $ 460,138
0.3
402,771
(1)(2)
Sequoia Mortgage
Trust 2019-CH2 B2B,
4.785%,
08/25/2049 395,231
0.3
749,358
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B1B,
4.491%,
09/25/2049 717,621
0.5
441,275
(1)(2)
Sequoia Mortgage
Trust 2019-CH3 B2B,
4.491%,
09/25/2049 425,849
0.3
622,206
(1)(2)
Sequoia Mortgage Trust
2020-2 B3, 3.625%,
03/25/2050 556,172
0.4
511,240
(1)(2)
Sequoia Mortgage Trust
2020-3 B3, 3.303%,
04/25/2050 448,134
0.3
668,243
(1)(2)
Sequoia Mortgage Trust
2021-7 B3, 2.862%,
11/25/2051 563,836
0.4
598,749
(1)(2)
Sequoia Mortgage Trust
2023-1 B2, 5.092%,
01/25/2053 567,221
0.4
448,364
(1)(2)
Sequoia Mortgage Trust
2024-2 A19, 5.915%,
03/25/2054 446,283
0.3
986,930
(1)(2)
Sequoia Mortgage Trust
2025-6 B3, 6.199%,
07/25/2055 974,377
0.6
1,000,000
(1)(2)
Sequoia Mortgage Trust
2026-8 A26F, 5.309%,
(SOFR30A + 1.700%),
06/26/2056 991,097
0.6
290,607
(1)(2)
Shellpoint Co.-
Originator Trust 2017-2
B3, 3.616%,
10/25/2047 269,268
0.2
165,475
(1)(2)
STAR Trust 2021-1 A3,
1.528%,
05/25/2065 154,860
0.1
903,444
(1)(2)
Starwood Mortgage
Residential Trust
2020-1 M1, 2.878%,
02/25/2050 821,696
0.5
602,296
(1)(2)
Starwood Mortgage
Residential Trust
2020-3 A2, 2.240%,
04/25/2065 580,236
0.4
1,052,842
(2)
TBW Mortgage-Backed
Trust 2006-6 A5B,
6.540%,
01/25/2037 224,036
0.1
289,470
(1)(2)
Towd Point Mortgage
Trust 2015-2 2B2,
4.762%,
11/25/2057 288,548
0.2
534,067
(1)(2)
UWM Mortgage Trust
2021-INV1 B1, 3.145%,
08/25/2051 459,248
0.3
406,795
(1)(2)
UWM Mortgage Trust
2021-INV4 B3, 3.211%,
12/25/2051 340,134
0.2
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
539,557
(1)(2)
Wells Fargo Mortgage
Backed Securities Trust
2020-1 B3, 3.361%,
12/25/2049 $ 476,195
0.3
Total Collateralized
Mortgage Obligations
(Cost $47,912,756)
50,605,323
32.0
COMMERCIAL MORTGAGE-BACKED SECURITIES : 31.5%
1,000,000
(1)(2)
1345T 2025-AOA A,
5.225%, (TSFR1M +
1.600%),
06/15/2042 1,002,026
0.6
1,000,000
(1)(2)
ACREC LLC 2026-FL5
A, 4.950%, (TSFR1M +
1.350%),
07/18/2043 1,002,501
0.6
1,000,000
(1)(2)
ACRES Commercial
Realty Issuer LLC
2026-FL4 A, 5.087%,
(TSFR1M + 1.450%),
08/18/2044 1,003,175
0.6
776,962
(1)
Arbor Multifamily
Mortgage Securities
Trust 2021-MF3 D,
2.000%,
10/15/2054 629,416
0.4
500,000
(1)(2)
Atrium Hotel Portfolio
Trust 2017-ATRM C,
5.573%, (TSFR1M +
1.947%),
12/15/2036 491,500
0.3
1,000,000
(1)(2)
BAHA Trust 2024-MAR
B, 7.069%,
12/10/2041 1,030,857
0.7
875,582
(1)(2)
BAMLL Trust 2025-
ASHF A, 5.476%,
(TSFR1M + 1.850%),
02/15/2042 878,453
0.6
15,766,652
(2)(3)
BANK 2020-BN27 XA,
1.261%,
04/15/2063 517,087
0.3
4,870,114
(2)(3)
BANK 2020-BN30 XA,
1.350%,
12/15/2053 205,360
0.1
900,000
(2)
Bank of America Merrill
Lynch Commercial
Mortgage Trust 2017-
BNK3 C, 4.352%,
02/15/2050 886,056
0.6
12,367,181
(2)(3)
Barclays Commercial
Mortgage Trust 2019-
C4 XA, 1.649%,
08/15/2052 439,902
0.3
1,000,000
(1)(2)
BDS LLC 2025-FL15
A, 5.039%, (TSFR1M +
1.400%),
03/19/2043 1,003,260
0.6
4,967,120
(2)(3)
Benchmark Mortgage
Trust 2019-B10 XA,
1.378%,
03/15/2062 136,922
0.1
4,705,457
(2)(3)
Benchmark Mortgage
Trust 2020-B22 XA,
1.602%,
01/15/2054 254,389
0.2
9,969,678
(2)(3)
Benchmark Mortgage
Trust 2021-B25 XA,
1.162%,
04/15/2054 383,171
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000  Benchmark Mortgage
Trust 2025-V17 A3,
5.075%,
09/15/2058 $ 1,006,558
0.7
1,000,000
(1)(2)
BOCA Commercial
Mortgage Trust 2025-
BOCA A, 5.225%,
(TSFR1M + 1.600%),
12/15/2042 1,003,401
0.6
1,000,000
(1)(2)
BSPDF Issuer LLC
2026-FL4 A, 5.087%,
(TSFR1M + 1.450%),
11/18/2043 1,002,365
0.6
1,000,000
(1)(2)
BSPRT Issuer LLC
2025-FL12 A, 5.022%,
(TSFR1M + 1.386%),
01/17/2043 1,002,829
0.6
723,659
(1)(2)
BX Commercial
Mortgage Trust 2019-
IMC D, 5.571%,
(TSFR1M + 1.946%),
04/15/2034 720,598
0.5
750,000
(1)(2)
BX Commercial
Mortgage Trust 2026-
AHP B, 5.250%,
(TSFR1M + 1.650%),
06/15/2043 752,018
0.5
904,191
(1)(2)
BX Commercial
Mortgage Trust 2026-
XL6 B, 5.075%,
(TSFR1M + 1.450%),
03/15/2043 907,477
0.6
778,260
(1)(2)
BX Trust 2025-LUNR
A, 5.125%, (TSFR1M +
1.500%),
06/15/2040 780,722
0.5
1,100,000
(1)(2)
BX Trust 2026-ORBT
A, 5.030%, (TSFR1M +
1.400%),
07/15/2043 1,101,375
0.7
5,085,327
(2)(3)
CD Mortgage Trust
2019-CD8 XA, 1.523%,
08/15/2057 163,843
0.1
500,000
(1)(2)
COMM Mortgage Trust
2024-CBM A2, 5.867%,
12/10/2041 499,282
0.3
500,000
(1)(2)
COMM Mortgage Trust
2024-CBM B, 6.511%,
12/10/2041 504,753
0.3
1,250,000
(1)(2)
DBC Mortgage Trust
2025-DBC A, 4.976%,
(TSFR1M + 1.350%),
11/15/2042 1,252,791
0.8
1,250,000
(1)(2)
DK Trust 2024-SPBX
D, 6.375%, (TSFR1M +
2.750%),
03/15/2034 1,253,884
0.8
1,000,000
(1)(2)
Dwight Issuer LLC
2026-FL2 A, 5.000%,
(TSFR1M + 1.400%),
01/18/2044 1,001,647
0.6
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(2)
Fontainebleau Miami
Beach Mortgage Trust
2024-FBLU A, 5.075%,
(TSFR1M + 1.450%),
12/15/2039 $ 1,002,661
0.6
3,870,411
(2)(3)
Freddie Mac Multifamily
Structured Pass
Through Certificates
K-1521 X1, 1.093%,
08/25/2036 266,491
0.2
1,100,000
(1)(2)
FS Commercial
Mortgage Trust 2026-
PALM A, 5.050%,
(TSFR1M + 1.400%),
07/15/2041 1,100,000
0.7
1,000,000
(1)(2)
FS Rialto Issuer LLC
2025-FL10 A, 5.024%,
(TSFR1M + 1.385%),
08/19/2042 1,001,949
0.6
1,000,000
(1)(2)
FS Rialto Issuer LLC
2026-FL11 B, 5.539%,
(TSFR1M + 1.900%),
01/19/2044 1,000,936
0.6
134,053
(1)(4)(5)
GAM RE-REMIC Trust
2022-FRR3 DK47,
0.000%,
05/27/2048 132,268
0.1
653,492
(1)
GS Mortgage Securities
Trust 2019-GC39 D,
3.000%,
05/10/2052 517,928
0.3
542,067
(1)
GS Mortgage Securities
Trust 2021-GSA3 D,
2.250%,
12/15/2054 328,728
0.2
1,000,000
(1)(2)
GSAT Trust 2025-BMF
A, 5.125%, (TSFR1M +
1.500%),
07/15/2040 1,001,590
0.6
1,000,000
(1)(2)
GSJP Trust 2025-
BEDS A, 5.125%,
(TSFR1M + 1.500%),
12/15/2042 996,463
0.6
600,000
(1)(2)
HYT Commercial
Mortgage Trust 2024-
RGCY B, 5.966%,
(TSFR1M + 2.341%),
09/15/2041 601,733
0.4
881,000
(1)(2)
INTOWN Mortgage
Trust 2025-STAY C,
5.875%, (TSFR1M +
2.250%),
03/15/2042 882,618
0.6
750,000
(1)(2)
KSL Commercial
Mortgage Trust
2025-MH A, 5.219%,
(TSFR1M + 1.594%),
12/15/2042 753,005
0.5
1,000,000
(1)(2)
LoanCore 2025 Issuer
LLC 2025-CRE8 C,
5.778%, (TSFR1M +
2.141%),
08/17/2042 1,000,060
0.6
1,000,000
(1)(2)
LQR Trust 2025-CALI
A, 5.225%, (TSFR1M +
1.600%),
01/15/2043 1,000,373
0.6

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
750,000
(1)(2)
MF1 LLC 2026-FL21
A, 4.987%, (TSFR1M +
1.350%),
02/18/2041 $ 750,938
0.5
700,000
(1)(2)
NYC Commercial
Mortgage Trust
2025-28L B, 5.174%,
11/05/2038 696,891
0.5
1,000,000
(1)(2)
ORL Trust 2024-GLKS
A, 5.118%, (TSFR1M +
1.493%),
12/15/2039 1,003,005
0.6
34,644
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A C, 3.250%,
12/25/2050 34,147
0.0
3,011,482
(1)
Prima Capital CRE
Securitization Ltd.
2019-7A D, 4.250%,
12/25/2050 2,911,663
1.9
1,000,000
(1)(2)
PRM Trust 2025-PRM6
A, 4.630%,
07/05/2033 989,481
0.6
1,000,000
(1)(2)
PRM5 Trust 2025-
PRM5 A, 4.620%,
03/10/2033 991,324
0.6
2,000,000
(1)(2)
RFM Reremic Trust
2022-FRR1 AB60,
2.308%,
11/08/2049 1,969,089
1.3
1,000,000
(1)(2)
SG Commercial
Mortgage Securities
Trust 2020-COVE E,
3.852%,
03/15/2037 930,063
0.6
1,000,000
(1)(2)
SWCH Commercial
Mortgage Trust 2025-
DATA A, 5.068%,
(TSFR1M + 1.443%),
02/15/2042 995,074
0.6
1,000,000
(1)(2)
WCORE Commercial
Mortgage Trust 2024-
CORE B, 5.467%,
(TSFR1M + 1.842%),
11/15/2041 1,003,237
0.6
861,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.253%,
12/15/2059 808,980
0.5
8,741,912
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2017-C40 XA,
0.959%,
10/15/2050 52,523
0.0
5,521,907
(2)(3)
Wells Fargo
Commercial Mortgage
Trust 2021-C60 XA,
1.617%,
08/15/2054 328,499
0.2
1,000,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-DWHP A,
5.967%, (TSFR1M +
2.341%),
04/15/2038 1,005,600
0.7
Principal
Amount† Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
850,000
(1)(2)
Wells Fargo
Commercial Mortgage
Trust 2025-VTT B,
5.675%,
03/15/2038 $ 849,033
0.6
Total Commercial
Mortgage-Backed
Securities
(Cost $48,068,254)
49,723,968
31.5
ASSET-BACKED SECURITIES : 17.0%
Home Equity Asset-Backed Securities : 0.7%
1,200,000
(1)(2)
FIGRE Trust 2026-FL2
A2, 5.819%,
06/25/2056 1,204,942
0.7
Other Asset-Backed Securities : 13.1%
300,000
(1)(2)
AB BSL CLO 5 Ltd.
2024-5A C, 5.775%,
(TSFR3M + 2.100%),
01/20/2038 300,857
0.2
1,000,000
(1)(2)
AMMC CLO 30 Ltd.
2024-30A CR, 5.343%,
(TSFR3M + 1.750%),
04/15/2039 1,001,955
0.6
250,000
(1)(2)
Bain Capital Credit
CLO Ltd. 2024-2A CR,
5.510%, (TSFR3M +
1.750%),
07/15/2039 250,188
0.2
500,000
(1)(2)
Balboa Bay Loan
Funding Ltd. 2022-1A
CR, 5.975%, (TSFR3M
+ 2.300%),
04/20/2037 500,605
0.3
550,000
(1)(2)
Birch Grove CLO 3 Ltd.
2021-3A CR, 5.475%,
(TSFR3M + 1.800%),
01/19/2038 550,577
0.3
750,000
(1)(2)
BlueMountain CLO
XXXIV Ltd. 2022-34A
CR, 5.575%, (TSFR3M
+ 1.900%),
04/20/2035 750,906
0.5
400,000
(1)(2)
CBAMR Ltd. 2017-
3AR CR2, 5.667%,
(TSFR3M + 1.900%),
07/17/2039 400,300
0.3
350,000
(1)(2)
Elevation CLO Ltd.
2026-19A C, 5.569%,
(TSFR3M + 1.900%),
03/31/2038 350,609
0.2
750,000
(1)(2)
Elmwood CLO 18 Ltd.
2022-5A CRR, 5.680%,
(TSFR3M + 2.000%),
07/17/2037 751,110
0.5
389,544
(1)
Loanpal Solar Loan Ltd.
2020-3GS B, 3.450%,
12/20/2047 297,099
0.2
450,000
(1)(2)
Market Street CLO Ltd.
II 2025-2A C, 5.575%,
(TSFR3M + 1.900%),
03/20/2038 450,478
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
302,987
(1)
Mill City Solar Loan Ltd.
2019-2GS A, 3.690%,
07/20/2043 $ 273,532
0.2
177,159
(1)
Mosaic Solar Loan Trust
2018-1A A, 4.010%,
06/22/2043 166,522
0.1
227,581
(1)
Mosaic Solar Loan Trust
2020-1A B, 3.100%,
04/20/2046 194,476
0.1
300,000
(1)(2)
Navesink CLO 2 Ltd.
2024-2A CR, 5.723%,
(TSFR3M + 2.050%),
01/15/2036 297,567
0.2
500,000
(1)(2)
Navesink Clo 5 Ltd.
2026-5A C, 5.557%,
(TSFR3M + 1.850%),
03/31/2039 499,171
0.3
1,500,000
(1)(2)
Oaktree CLO Ltd.
2019-4A CRR, 5.945%,
(TSFR3M + 2.270%),
07/20/2037 1,500,075
0.9
1,500,000
(1)(2)
Oaktree CLO Ltd.
2019-4AR CR3,
5.579%, (TSFR3M +
1.850%),
07/20/2037 1,501,125
0.9
450,000
(1)(2)
Octagon Investment
Partners XVI Ltd.
2013-1A CR, 5.792%,
(TSFR3M + 2.112%),
07/17/2030 451,312
0.3
1,000,000
(1)(2)
Parallel Ltd. 2023-1A
BR, 5.725%, (TSFR3M
+ 2.050%),
07/20/2036 992,192
0.6
500,000
(1)(2)
Sound Point CLO
XXXII Ltd. 2021-4A C,
6.078%, (TSFR3M +
2.412%),
10/25/2034 502,229
0.3
451,893
(1)
Sunnova Helios II
Issuer LLC 2018-1A B,
7.710%,
07/20/2048 427,441
0.3
1,854,201
(1)
Sunnova Helios II
Issuer LLC 2021-B B,
2.010%,
07/20/2048 1,431,739
0.9
346,460
(1)
Sunnova Helios IV
Issuer LLC 2020-AA A,
2.980%,
06/20/2047 295,294
0.2
1,003,453
(1)
Sunnova Sol II Issuer
LLC 2020-2A A,
2.730%,
11/01/2055 880,262
0.6
691,924
(1)
Sunrun Iris Issuer LLC
2023-1A A, 5.750%,
01/30/2059 679,847
0.4
1,833,326
(1)
Sunrun Jupiter Issuer
LLC 2022-1A A,
4.750%,
07/30/2057 1,766,334
1.1
315,241
(1)
Sunrun Xanadu Issuer
LLC 2019-1A A,
3.980%,
06/30/2054 305,093
0.2
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,850,000
(1)
Trafigura Securitisation
Finance PLC 2024-1A
A2, 5.980%,
11/15/2027 $ 1,856,051
1.2
333,280
(1)(2)
Venture 33 CLO Ltd.
2018-33A CR, 6.215%,
(TSFR3M + 2.542%),
07/15/2031 334,794
0.2
547,590
(1)
Vivint Solar Financing
VII LLC 2020-1A A,
2.210%,
07/31/2051 511,494
0.3
250,000
(1)(2)
Wise Clo Ltd. 2026-1A
C, 5.625%, (TSFR3M +
1.850%),
07/20/2039 250,187
0.2
20,721,421
13.1
Student Loan Asset-Backed Securities : 3.2%
118,825
(1)
Laurel Road Prime
Student Loan Trust
2019-A BFX, 3.000%,
10/25/2048 118,004
0.1
650,000
(1)
Navient Refinance
Loan Trust 2026-B A,
5.070%,
06/15/2056 650,595
0.4
790,000
(1)
SMB Private Education
Loan Trust 2014-A C,
4.500%,
09/15/2045 710,796
0.4
602,000
(1)
SoFi Professional
Loan Program Trust
2018-C BFX, 4.130%,
01/25/2048 580,287
0.4
632,000
(1)
SoFi Professional
Loan Program Trust
2018-D BFX, 4.140%,
02/25/2048 612,887
0.4
1,521,000
(1)
SoFi Professional
Loan Program Trust
2020-B BFX, 2.730%,
05/15/2046 1,272,669
0.8
1,235,000
(1)
SoFi Professional
Loan Program Trust
2020-C BFX, 3.360%,
02/15/2046 1,067,366
0.7
5,012,604
3.2
Total Asset-Backed
Securities
(Cost $26,457,709)
26,938,967
17.0
U.S. GOVERNMENT AGENCY OBLIGATIONS : 1.3%
Federal Home Loan Bank Discount Notes : 1.3%
2,000,000
(4)
3.660
%,
07/22/2026 1,995,600
1.3
Total U.S. Government
Agency Obligations
(Cost $1,995,775)
1,995,600
1.3
Total Long-Term
Investments
(Cost $124,434,494)
129,263,858
81.8

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series SC Fund
Principal
Amount † RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 15.0%
Commercial Paper : 11.3%
2,000,000
(4)
American Honda
Finance Corp.,
3.980
%,
07/10/2026 $ 1,997,823
1.2
2,000,000
(4)
AutoZone, Inc.,
3.920
%,
07/06/2026 1,998,712
1.3
2,000,000
(4)
AutoZone, Inc.,
3.930
%,
07/08/2026 1,998,278
1.3
1,000,000
(4)
Constellation Energy
Corp.,
4.500
%,
07/06/2026 999,260
0.6
1,000,000
(4)
Constellation Energy
Generation LLC,
4.490
%,
07/01/2026 999,877
0.6
900,000
(4)
Entergy Corp.,
4.020
%,
07/17/2026 898,316
0.6
1,000,000
(4)
Equifax, Inc.,
3.980
%,
07/08/2026 999,128
0.6
1,000,000
(4)
Equifax, Inc.,
4.060
%,
07/24/2026 997,339
0.6
3,000,000
(4)
Exxon Mobil Corp.,
3.640
%,
07/02/2026 2,999,402
1.9
2,000,000
(4)
The Sherwin-
Williams Co.,
3.880
%,
07/09/2026 1,998,087
1.3
2,000,000
(4)
Volkswagen Group,
3.910
%,
07/06/2026 1,998,716
1.3
Total Commercial Paper
(Cost $17,886,721)
17,884,938
11.3
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 3.7%
2,000,000
(6)
Goldman Sachs
Financial Square
Government Fund,
Institutional Class,
3.530%
2,000,000
1.3
3,878,000
(6)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio (Institutional
Share Class), 3.560%
3,878,000
2.4
Total Mutual Funds
(Cost $5,878,000)
5,878,000
3.7
Total Short-Term
Investments
(Cost $23,764,721)
23,762,938
15.0
Total Investments in
Securities
(Cost $148,199,215) $ 153,026,796 96.8
Assets in Excess of
Other Liabilities
5,057,614 3.2
Net Assets $ 158,084,410 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
Variable rate security. Rate shown is the rate in effect as of June
30, 2026.
(3)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans.
Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2026, if applicable.
(5)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(6)
Rate shown is the 7-day yield as of June 30, 2026.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of June 30, 2026 (Unaudited) (continued)

Voya VACS Series SC Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2026
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations $ — $ 50,605,323 $ — $ 50,605,323
Commercial Mortgage-Backed Securities — 49,723,968 — 49,723,968
Asset-Backed Securities — 26,938,967 — 26,938,967
U.S. Government Agency Obligations — 1,995,600 — 1,995,600
Short-Term Investments 5,878,000 17,884,938 — 23,762,938
Total Investments, at fair value $ 5,878,000 $ 147,148,796 $ — $ 153,026,796
Other Financial Instruments+
Futures 78,858 — — 78,858
Total Assets $ 5,956,858 $ 147,148,796 $ — $ 153,105,654
Liabilities Table
Other Financial Instruments+
Futures $ (137,513) $ — $ — $ (137,513)
Total Liabilities $ (137,513) $ — $ — $ (137,513)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At June 30, 2026, the following futures contracts were outstanding for Voya VACS Series SC Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note 227 09/30/26 $ 46,792,148 $ (63,214)
U.S. Treasury 5-Year Note 17 09/30/26 1,819,797 2,181
U.S. Treasury 10-Year Note 70 09/21/26 7,692,344 2,980
U.S. Treasury Long Bond 19 09/21/26 2,156,500 52,883
U.S. Treasury Ultra 10-Year Note 50 09/21/26 5,623,438 20,814
$ 64,084,227 $ 15,644
Short Contracts:
U.S. Treasury Ultra Long Bond (22) 09/21/26 (2,555,438) (74,299)
$ (2,555,438) $ (74,299)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 5,121,532
Gross Unrealized Depreciation (293,951)
Net Unrealized Appreciation $ 4,827,581